Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000256497
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Fundamental Growth Fund
Accumulated Value	$ 9,425		$ 10,535	$ 12,026	$ 13,578	$ 13,283	$ 20,663	$ 22,873	$ 21,400	$ 29,165	$ 29,142	$ 31,829
C000256499
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Fundamental Growth Fund
Accumulated Value	10,000		11,098	12,592	14,118	13,729	21,204	23,305	21,652	29,290	29,266	31,965
C000256495
Account Value [Line Items]
Accumulated Value	10,000		11,141	12,680	14,274	13,924	21,582	23,788	22,170	30,101	29,954	32,579
C000256496
Account Value [Line Items]
Accumulated Value	10,000		11,224	12,872	14,594	14,341	22,393	24,874	23,348	31,932	32,019	35,087
C000256498
Account Value [Line Items]
Accumulated Value	1,000,000		1,121,131	1,284,137	1,454,655	1,427,850	2,227,279	2,471,504	2,318,294	3,166,512	3,171,347	3,471,787
C000256539
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Multi-Asset Ultrashort Income Fund
C000256540
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Pioneer Multi-Asset Ultrashort Income Fund
Accumulated Value	10,000		10,200	10,332	10,538	10,101	10,717	10,702	10,938	11,730	12,416	12,943
C000256541
Account Value [Line Items]
Accumulated Value	10,000		10,255	10,444	10,710	10,322	11,008	11,051	11,355	12,242	12,987	13,555
C000256538
Account Value [Line Items]
Accumulated Value	1,000,000		1,024,544	1,042,665	1,068,461	1,028,009	1,095,410	1,098,751	1,128,148	1,215,293	1,288,250	1,343,450
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000		11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000		11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000		11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000		11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,171,722	1,335,668	1,462,509	1,360,457	2,127,097	2,459,899	2,269,786	2,948,026	3,191,288	3,759,447
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		1,004,406	1,016,489	1,062,033	1,156,913	1,165,130	1,116,752	1,063,334	1,081,390	1,134,159	1,183,479
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value	10,000		11,576	14,036	15,825	15,969	25,989	29,882	26,624	37,007	39,879	47,382
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value	10,000		11,576	14,036	15,825	15,969	25,989	29,882	26,624	37,007	39,879	47,382
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value	10,000		11,576	14,036	15,825	15,969	25,989	29,882	26,624	37,007	39,879	47,382
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value	10,000		11,576	14,036	15,825	15,969	25,989	29,882	26,624	37,007	39,879	47,382
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value	1,000,000		1,157,562	1,403,589	1,582,515	1,596,942	2,598,918	2,988,165	2,662,407	3,700,652	3,987,942	4,738,165
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Accumulated Value	10,000		10,036	10,146	10,362	10,596	10,609	10,615	10,881	11,451	12,021	12,502
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Accumulated Value	10,000		10,036	10,146	10,362	10,596	10,609	10,615	10,881	11,451	12,021	12,502
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Accumulated Value	10,000		10,036	10,146	10,362	10,596	10,609	10,615	10,881	11,451	12,021	12,502
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Accumulated Value	$ 1,000,000		$ 1,003,570	$ 1,014,649	$ 1,036,166	$ 1,059,616	$ 1,060,857	$ 1,061,528	$ 1,088,113	$ 1,145,147	$ 1,202,095	$ 1,250,159